LONG-TERM INVESTMENTS (Details Narrative)	1 Months Ended							12 Months Ended
	Jan. 31, 2023 CNY (¥)	Nov. 30, 2021 CNY (¥)	Aug. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥) Integer	May 31, 2019 CNY (¥) Integer	Jun. 30, 2018 CNY (¥) Integer	Sep. 30, 2017 CNY (¥) Integer	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) Integer	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 Integer	Oct. 31, 2021
Share of losses of equity method investments									¥ 3,000	¥ (1,470,000)	¥ (1,969,000)
Shanghai Keshen Information Technology Company Limited [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest, equity method investment as a percent		20.00%
Cash consideration		¥ 15,000,000
Number of directors, right to appoint | Integer												1
Number of directors | Integer												3
Share of losses of equity method investments									3,000	981,000	1,969,000
Impairment loss of investments									0	¥ 0	0
Beijing Lingshang Chunding Technology Company Limited [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest, equity method investment as a percent	20.00%
Cash consideration	¥ 5,000,000
Number of directors, right to appoint | Integer										1
Number of directors | Integer										3
Share of losses of equity method investments										¥ 489,000
Impairment loss of investments										4,511,000
Beijing Hanyuhaikuo Software Technology Co Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Number of directors, right to appoint | Integer				0	1	1	1
Impairment loss of investments											2,000,000
Equity interest					4.29%	5.45%	6.56%					2.45%	2.45%
Cash consideration							¥ 4,000,000
Gain recognized from the change in fair value				¥ 8,000,000	¥ 900,000	¥ 100,000
Beijing Tanma Qifu Technolory Co., Ltd [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest				4.29%
Xinyu Hongling Investment Management Center Limited Partnership [Member]
Cash consideration			¥ 150,000,000
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments										3,500,000	5,400,000
Equity interest			13.33%
Cash consideration			¥ 20,000,000
Xicheng Zhiyuan Digital Power Selection Investment Center Limited Partnership [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Equity interest			2.66%
Target subcription amount			¥ 751,000,000
Shanghai Yuhuan Information System Co.Ltd. [Member] | Beijing Ronglian Yitong Information Technology Co., Ltd. [Member]
Impairment loss of investments